Rental Income, Net	12 Months Ended
Dec. 31, 2023
Rental Income, Net [Abstract]
RENTAL INCOME, NET

NOTE 17 – RENTAL INCOME, NET

The Company subleases part of the leased assets on a straight-line basis to other third parties. The lease terms with lessees vary and usually start from two years. Rental income as of December 31, 2023, 2022 and 2021 consisted of the following:

	2023	2022	2021
Rental income	$411,962	388,058	$416,692
Rental expense	(216,615)	(289,342)	(300,499)
Total rental income, net	$195,347	98,716	$116,193